Summary of Significant Accounting Policies (Computation of Dividends Paid Deduction) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Cash dividends paid	$ 251,914	$ 228,330	$ 232,203
Less: Return of capital	(2,507)	(152,670)	(144,208)
Dividends Paid Deduction	249,407	75,660	87,995
Less: Capital gain distributions	(108,938)	0	0
Total dividends paid deduction attributable to adjusted taxable income	$ 140,469	$ 75,660	$ 87,995